Inventory (Tables)	12 Months Ended
Dec. 31, 2022
Inventory [Abstract]
Summary of Inventory	Inventory as of December 31, 2022 and 2021, consisted of the following:

($ in thousands)	2022	2021
Raw materials	$36,233	$38,618
Raw materials - non-cannabis	26,709	22,260
Work-in-process	41,164	26,561
Finished goods	30,502	49,204
Total Inventory	$134,608	$136,643